Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS
6.	INTANGIBLE ASSETS

The intangible assets held by the Company increased primarily as a result of the acquisition of MGAI Limited. See Note 3 for further information.

During the six months ended June 30, 2026 and 2025, no impairment loss related to intangible assets was recognized by the Company.